FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The Company's financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2017 and 2016, respectively:

	As of December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$63,194	$-	$63,194
Foreign currency derivative contracts	-	18	-	18
Earn-out liability	-	-	(5,267)	(5,267)

Total financial net assets	$-	$63,212	$(5,267)	$57,945

	As of December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$60,507	$-	$60,507
Foreign currency derivative contracts	-	28	-	28
Earn-out liability	-	-	(4,504)	(4,504)

Total financial net assets	$-	$60,535	$(4,504)	$56,031

Schedule of Fair Value Measurements Using Significant Unobservable Inputs
Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2017	$4,504

Earn Out liability adjustments due to exchange rates	585
Adjustment due to change in the forecast of earn-out consideration	178

Balance at December 31, 2017	$5,267